Supplement dated March 22, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Morgan Stanley Global Real Estate Fund (the Fund)	5/1/2015
Effective on or about June 1, 2016 (the Effective Date), Morgan Stanley Investment Management Inc. (MSIM) no longer serves as the subadviser to the Fund and CenterSquare Investment Management, Inc. (CenterSquare) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – CenterSquare Real Estate Fund. Accordingly, on the Effective Date, all references in the prospectus to MSIM are hereby deleted and all references to Variable Portfolio – Morgan Stanley Global Real Estate Fund are hereby deleted and replaced with Variable Portfolio – CenterSquare Real Estate Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Morgan Stanley Global Real Estate Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs) and real estate investment trusts (REITs).
The information under the heading "Principal Risks" in the "Summary of VP - Morgan Stanley Global Real Estate Fund" section of the prospectus is hereby revised to remove Emerging Market Securities Risk, Foreign Securities Risk, Geographic Concentration Risk and Geographic Concentration Risk/Asia Pacific Region Risk.  Additionally, Liquidity Risk and Small Company Securities Risk are added as follows:
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. As a result, the Fund, when seeking to sell its portfolio investments, could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other investments that it might otherwise prefer to hold, or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
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Also as of the Effective Date, the following paragraph is hereby added to the "Performance Information" section of VP - Morgan Stanley Global Real Estate Fund's Summary:
Effective June 1, 2016, the Fund compares its performance to that of the FTSE NAREIT Equity REITs Index (the New Index). Prior to this date, the Fund compared its performance to that of the FTSE EPRA/NAREIT Global Developed Real Estate Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the Former Index will be included for a one-year transition period.
Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 1	05/07/2010	-0.99%	6.65%	8.91%
Class 2	05/07/2010	-1.21%	6.39%	8.63%
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)		3.20%	11.96%	13.43%
FTSE EPRA/NAREIT Global Developed Real Estate Index (reflects no deductions for fees, expenses or taxes)		0.05%	7.96%	10.83%

The information under the heading "Fund Management” in the "Summary of VP - Morgan Stanley Global Real Estate Fund" section of the prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: CenterSquare Investment Management, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dean Frankel, CFA	Managing Director, Global Co-Head, Real Estate Securities of CenterSquare	Co-manager	June 2016
Eric Rothman, CFA	Portfolio Manager of CenterSquare	Co-manager	June 2016
The rest of the section remains the same.
The information under the heading “Principal Investment Strategies” in the "More Information About VP - Morgan Stanley Global Real Estate Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs) and real estate investment trusts (REITs).
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, CenterSquare Investment Management, Inc. (CenterSquare or the Subadviser), which provides day-to-day portfolio management to the Fund.
CenterSquare applies fundamental investment research techniques when deciding which securities to buy or sell. Typically, CenterSquare:
■	Monitors factors such as real estate trends and industry fundamentals of real estate sectors including office, apartment, retail, hotel, and industrial.
■	Selects stocks by evaluating each company’s real estate value, quality of its assets, and management record for improving earnings and increasing asset value relative to other publicly traded real estate companies.
■	Sells all or part of the Fund’s holdings in a particular security if CenterSquare believes:
■	The security appreciates to a premium relative to other real estate companies; or

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■	The anticipated return is not sufficient compared with the risk of continued ownership.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Additionally, shareholders will be given 60 days’ notice of any change to the Fund’s investment objective made to comply with the SEC rule governing investment company names.
The information under the heading "Principal Risks" in the "More Information About VP - Morgan Stanley Global Real Estate Fund" section of the prospectus is hereby revised to remove Emerging Market Securities Risk, Foreign Securities Risk, Geographic Concentration Risk and Geographic Concentration Risk/Asia Pacific Region Risk.  Additionally, Liquidity Risk and Small Company Securities Risk are added as follows:
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. As a result, the Fund, when seeking to sell its portfolio investments, could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other investments that it might otherwise prefer to hold, or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Small Company Securities Risk. Securities of small-capitalization companies (small-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger-capitalization companies (larger companies) but may also have more risk. For example, small-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
The following information is hereby added under the caption "The Investment Manager" in the "More Information About the Funds - Primary Service Providers" section:
Effective May 1, 2016, the Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The management fee is 0.93% of the Fund's net assets on the first $0.5 billion, gradually reducing to 0.80% as assets increase. On the Effective Date (June 1, 2016), the management fee will be 0.75% of the Fund’s net assets on the first $0.5 billion, gradually reducing to 0.66% as assets increase. Prior to May 1, 2016, the Fund paid the Investment Manager an advisory fee under an investment management services

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agreement and a separate administrative services fee under an administrative services agreement. For the Fund’s most recent fiscal year, advisory fees paid to the Investment Manager by the Fund under the investment management services agreement (exclusive of the administrative services fee) amounted to 0.85% of average daily net assets of the Fund. A discussion regarding the basis for the Board’s approval of the renewal of the Fund’s investment management services agreement and the combination of the Fund’s investment management services agreement with the Fund’s administrative services agreement into the Fund’s management agreement, each with the Investment Manager, is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2015. A discussion regarding the basis for the Board’s approval of the renewal of the Fund’s management agreement will be available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2016.
The information under the heading "Portfolio Management" in the "More Information About VP - Morgan Stanley Global Real Estate Fund" section of the prospectus is hereby superseded and replaced with the following:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the adoption of the investment subadvisory agreement with CenterSquare will be available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2016.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadviser
CenterSquare Investment Management, Inc., which will begin to serve as Subadviser to the Fund on the Effective Date, is located at 630 West Germantown Pike, Suite 300, Plymouth Meeting, PA 19462. CenterSquare, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: CenterSquare Investment Management, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dean Frankel, CFA	Managing Director, Global Co-Head, Real Estate Securities of CenterSquare	Co-manager	June 2016
Eric Rothman, CFA	Portfolio Manager of CenterSquare	Co-manager	June 2016
Mr. Frankel joined CenterSquare in 1997. Mr. Frankel began his investment career in 1997 and earned a B.S. in Economics from the Wharton School at the University of Pennsylvania.
Mr. Rothman joined CenterSquare in 2006. Mr. Rothman began his investment career in 1995 and earned a B.A. in Economics from Boston University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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